Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2019
Accounting Policies [Abstract]
Basis of Presentation	Basis of presentation: The Company prepares its financial statements on the accrual basis of accounting in accordance with accounting principles generally accepted in the United States of America.
Segment Reporting

Segment reporting: Operating segments are defined as components of an enterprise about which separate discrete information is used by the chief operating decision maker, or decision-making group, in deciding how to allocate resources and in assessing performance. The Company views its operations and manages its business in one operating segment, which is the business of developing and selling diagnostic tests and services.

Principles of Consolidation

Principles of consolidation: The accompanying consolidated financial statements include the accounts of Cancer Genetics, Inc. and its wholly-owned subsidiaries.

All significant intercompany account balances and transactions have been eliminated in consolidation.

Foreign Currency

Foreign currency: The Company translates the financial statements of its foreign subsidiaries, which have a functional currency in the respective country’s local currency, to U.S. dollars using month-end exchange rates for assets and liabilities and average exchange rates for revenue, costs and expenses. Translation gains and losses are recorded in accumulated other comprehensive income as a component of stockholders’ equity. Gains and losses resulting from foreign currency transactions that are denominated in currencies other than the entity’s functional currency are included within the Consolidated Statements of Operations and Other Comprehensive Loss.

Use of Estimates and Assumptions

Use of estimates and assumptions: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Significant estimates made by management include, among others, realization of amounts billed, realization of long-lived assets, realization of intangible assets, accruals for litigation and registration payments, assumptions used to value stock options, warrants and goodwill and the valuation of assets and liabilities associated with the Business Disposals. Actual results could differ from those estimates.

Risks and Uncertainties

Risks and uncertainties: The Company operates in an industry that is subject to intense competition, government regulation and rapid technological change. the Company’s operations are subject to significant risk and uncertainties including financial, operational, technological, regulatory, foreign operations, and other risks, including the potential risk of business failure.

Cash and Cash Equivalents

Cash and cash equivalents: Highly liquid investments with original maturities of three months or less when purchased are considered to be cash equivalents. Financial instruments which potentially subject the Company to concentrations of credit risk consist primarily of cash and cash equivalents. The Company maintains cash and cash equivalents with high-credit quality financial institutions. At times, such amounts may exceed insured limits. The Company has not experienced any losses in such accounts and believes it is not exposed to any significant credit risk on its cash and cash equivalents.

Restricted Cash

Restricted cash: Represents cash held at financial institutions which the Company may not withdraw and which collateralizes certain of the Company’s financial commitments. All of the Company’s restricted cash is invested in interest bearing certificates of deposit. At December 31, 2019 and 2018, the Company’s restricted cash collateralizes a $350 thousand letter of credit in favor of its former landlord, pursuant to the terms of the lease for its former Rutherford facility. The letter of credit was released on May 20, 2020.

Revenue Recognition

Revenue recognition: The Company recognizes revenue in accordance with FASB Accounting Standards Codification (“ASC”) 606. The Company recognized the cumulative effect of initially applying ASC 606 as an adjustment to the balance of accumulated deficit on January 1, 2018. The transition adjustment resulted in a net reduction to the opening balance of accumulated deficit of $2.5 million on January 1, 2018 and increased deferred revenue associated with the former BioPharma Business and Discovery Services by $1.9 million and $600 thousand, respectively, due to a change in the Company’s policies for recognized revenue for performance obligations fulfilled over time.

Revenue is recorded at the amount expected to be collected, which includes implicit price concessions. Performance obligations are satisfied over time and as study data is transmitted to the customer. Revenue from the Company’s Discovery Services is recognized using the time elapsed method and at a point in time as the Company delivers study results to the customers. As results are delivered, the invoices are generated based on contractual rates. Some contracts have prepayments prior to services being rendered that are recorded as deferred revenue. The Company records deferred revenues (contract liabilities) when cash payments are received or due in advance of its performance, including amounts which are refundable. The Company’s customer arrangements do not contain any significant financing component.

Discovery Services frequently take time to complete under their respective contacts. These times vary depending on specific contract arrangements including the length of the study and how samples are delivered to the Company for processing. However, the duration of performance obligations for Discovery Services is less than one year.

The Company excludes from the measurement of the transaction price all taxes that it collects from customers that are assessed by governmental authorities and are both imposed on and concurrent with specific revenue-producing transactions.

Accounts Receivable

Accounts receivable: Accounts receivable are carried at net realizable value, which is the original invoice amount less an estimate for contractual adjustments, discounts and doubtful receivables, the amounts of which are determined by an analysis of individual accounts. The Company’s policy for assessing the collectability of receivables is dependent upon the major payor source of the underlying revenue. The Company performs an assessment of credit worthiness prior to initial engagement and reassesses it periodically. Recoveries of accounts receivable previously written off are recorded when received.

Deferred Revenue	Deferred revenue: Payments received in advance of services rendered are recorded as deferred revenue and are subsequently recognized as revenue in the period in which the services are performed.
Fixed Assets

Fixed assets: Fixed assets consist of diagnostic equipment and furniture and fixtures. Fixed assets are carried at cost and are depreciated using the straight-line method over the estimated useful lives of the assets, which generally range from five to twelve years. Repairs and maintenance are charged to expense as incurred while improvements are capitalized. Upon sale, retirement or disposal of fixed assets, the accounts are relieved of the cost and the related accumulated depreciation with any gain or loss recorded to the Consolidated Statements of Operations and Other Comprehensive Loss.

Fixed assets are reviewed for impairment whenever changes in circumstances indicate that the carrying amount of an asset may not be recoverable. These computations utilize judgments and assumptions inherent in the Company’s estimate of future cash flows to determine recoverability of these assets. If the Company’s assumptions about these assets were to change as a result of events or circumstances, the Company may be required to record an impairment loss. No impairment loss was recognized for the years ended December 31, 2019 and 2018.

Goodwill

Goodwill: Goodwill resulted from the purchase of vivoPharm in 2017. In accordance with ASC 350, Intangibles - Goodwill and Other, the Company is required to test goodwill for impairment and adjust for impairment losses, if any, at least annually and on an interim basis if an event or circumstance indicates that it is likely impairment has occurred. The Company’s annual goodwill impairment testing date is October 1 of each year using a market approach. No such losses were incurred during the year ended December 31, 2018. During the year ended December 31, 2019, the Company recognized impairment of goodwill of $2.9 million.

Goodwill (in thousands)
Balance, December 31, 2018 and 2017	$5,963
Impairment of goodwill	(2,873)
Balance, December 31, 2019	$3,090

Equity Investment

Equity investment: The Company has an equity investment that does not have a readily determinable market value, with a cost basis of $200 thousand at December 31, 2019 and 2018. This investment is measured at cost, less impairment, if any, plus or minus changes resulting from observable price changes in ordinary transactions for the identical or similar investment of the same issuer. Changes in the fair value of the investment are recorded as net appreciation in fair value of investment in the Consolidated Statements of Operations and Other Comprehensive Loss. At December 31, 2019 and 2018, the equity investment was $200 thousand and is included in other assets on the Consolidated Balance Sheets. No net appreciation or depreciation in fair value of investment was recorded during the years ended December 31, 2019 and 2018, as there were no observable price changes in the stock.

Financing Fees	Financing fees: Financing fees are amortized using the effective interest method over the term of the related debt. Debt is recorded net of unamortized debt issuance costs.
Warrant Liability

Warrant liability: The Company issued warrants during the 2016 Offerings and the 2017 Offering that contain a contingent net cash settlement feature, which are described herein as derivative warrants. The Company also issued warrants that were subject to a 20% reduction if the Company achieved certain financial milestones as part of its 2017 debt refinancing; these warrants were reclassified as equity during 2018 when the number of shares issuable under the agreement became fixed.

Derivative warrants are recorded as liabilities in the accompanying Consolidated Balance Sheets. These common stock purchase warrants do not trade in an active securities market, and as such, the Company estimated the fair value of these warrants using the binomial lattice, Black-Scholes and Monte Carlo valuation pricing models with the assumptions as follows: The risk-free interest rate for periods within the contractual life of the warrant is based on the U.S. Treasury yield curve. The expected life of the warrants is based upon the contractual life of the warrants. The Company uses the historical volatility of its common stock and the closing price of its shares on the NASDAQ Capital Market.

The Company computes the fair value of the warrant liability at each reporting period and the change in the fair value is recorded as non-cash expense or non-cash income. The key component in the value of the warrant liability is the Company’s stock price, which is subject to significant fluctuation and is not under the Company’s control. The resulting effect on the Company’s net loss is therefore subject to significant fluctuation and will continue to be so until the warrants are exercised, amended or expire. Assuming all other fair value inputs remain constant, the Company will record non-cash expense when the stock price increases and non-cash income when the stock price decreases.

Derivative Liabilities

Derivative liabilities: The Company evaluates its debt and equity issuances to determine if those contracts or embedded components of those contracts qualify as derivatives requiring separate recognition in the Company’s financial statements. The result of this accounting treatment is that the fair value of the embedded derivative is marked-to-market each balance sheet date and recorded as a liability and the change in fair value is recorded in other income (expense) in the consolidated results of operations. In circumstances where there are multiple embedded instruments that are required to be bifurcated, the bifurcated derivative instruments are accounted for as a single, compound derivative instrument. The classification of derivative instruments, including whether such instruments should be recorded as liabilities or as equity, is reassessed at the end of each reporting period. Equity instruments that are initially classified as equity that become subject to reclassification are reclassified to liability at the fair value of the instrument on the reclassification date. Derivative instrument liabilities are classified in the balance sheet as current or non-current based on whether or not net-cash settlement of the derivative instrument is expected within twelve months of the balance sheet date.

When the Company has determined that the embedded conversion options should not be bifurcated from their host instruments, the Company records, when necessary, discounts to convertible notes for the intrinsic value of conversion options embedded in debt instruments based upon the differences between the fair value of the underlying common stock at the commitment date of the note transaction and the effective conversion price embedded in the note. Debt discounts under these arrangements are amortized over the term of the related debt to their stated date of redemption and are recorded as interest expense in the consolidated results of operations.

Income Taxes

Income taxes: Income taxes are provided for the tax effects of transactions reported in the consolidated financial statements and consist of taxes currently due plus deferred income taxes. Deferred income taxes are recognized for temporary differences between the financial statement and tax bases of assets and liabilities that will result in taxable or deductible amounts in the future. Deferred income taxes are also recognized for net operating loss (“NOLs”) carryforwards that are available to offset future taxable income and research and development credits.

Valuation allowances are established when necessary to reduce deferred tax assets to the amount expected to be realized. The Company has established a full valuation allowance on its deferred tax assets as of December 31, 2019 and 2018; therefore, the Company has not recognized any deferred tax benefit or expense in the periods presented. However, the sale of state NOLs and research and development credits are included in current income tax benefit during the period of the sale.

ASC 740, Income Taxes, clarifies the accounting for uncertainty in income taxes recognized in the financial statements. ASC 740 provides that a tax benefit from uncertain tax positions may be recognized when it is more-likely-than-not that the position will be sustained upon examination, including resolutions of any related appeals or litigation processes, based on the technical merits of the position. Income tax positions must meet a more-likely-than-not recognition threshold to be recognized. ASC 740 also provides guidance on measurement, de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. At December 31, 2019 and 2018 the Company had no uncertain tax positions, and the Company does not expect any changes with regards to uncertain tax positions during the year ending December 31, 2020.

The Company’s policy is to recognize interest and/or penalties related to income tax matters in income tax expense. There is no accrual for interest or penalties on the Company’s Consolidated Balance Sheets at December 31, 2019 or 2018, and the Company has not recognized interest and/or penalties in the Consolidated Statements of Operations and Other Comprehensive Loss for the years ended December 31, 2019 or 2018.

The Company’s major taxing jurisdictions are the United States, Australia and New Jersey. The Company’s tax years for 2015 through 2018 are subject to examination by the tax authorities. Generally, as of December 31, 2019, the Company is no longer subject to federal and state examinations by tax authorities for years before 2015. In Australia, the Company’s tax returns are subject to examination for five years from the date of filing. However, to the extent allowed by law, the tax authorities may have the right to examine prior periods where net operating losses or tax credits were generated and carried forward, and make adjustments up to the amount of the net operating loss or credit carryforward.

Patents and Other Intangible Assets

Patents and other intangible assets: The Company accounts for intangible assets under ASC 350-30. Patents consisting of legal fees incurred are initially recorded at cost. The Company has also acquired patents that are initially recorded at fair value. Patents are amortized over the useful lives of the assets, which range from seven to ten years, using the straight-line method. The Company reviews the carrying value of patents at the end of each reporting period. Based upon the Company’s review, there was no patent impairment related to continuing operations in 2019 or 2018.

Other intangible assets consist of vivoPharm’s customer list and trade name, which are all amortized using the straight-line method over the estimated useful lives of the assets of ten years.

Research and Development

Research and development: Research and development costs are associated with the Company’s allocation of loss from its joint venture described in Note 19. All research and development costs are expensed as they are incurred.

Stock-Based Compensation

Stock-based compensation: Stock-based compensation is accounted for in accordance with the provisions of ASC 718, Compensation-Stock Compensation, which requires the measurement and recognition of compensation expense for all stock-based awards made to employees and directors based on estimated fair values on the grant date. The Company estimates the fair value of stock-based awards on the date of grant using the Black-Scholes option pricing model. The value of the portion of the award that is ultimately expected to vest is recognized as expense over the requisite service periods using the straight-line method. See additional information in Note 14.

All issuances of stock options or other issuances of equity instruments to employees as the consideration for services received by the Company are accounted for based on the fair value of the equity instrument issued.

Fair Value of Financial Instruments

Fair value of financial instruments: The carrying amount of cash and cash equivalents, restricted cash, accounts receivable, accounts payable and accrued expenses, approximate their estimated fair values due to the short-term maturities of those financial instruments. The fair value of warrants recorded as derivative liabilities, the note payable to VenturEast, the Earn-Out from siParadigm, and the Excess Consideration Note are described in Notes 16 and 17.

Joint Venture Accounted for Under the Equity Method

Joint venture accounted for under the equity method: The Company records its joint venture investment following the equity method of accounting, reflecting its initial investment in the joint venture and its share of the joint venture’s net earnings or losses and distributions. The Company’s share of the joint venture’s net loss was $0 and $154 thousand for the years ended December 31, 2019 and 2018, respectively, and is included in research and development expense on the Consolidated Statements of Operations and Other Comprehensive Loss. The Company has a net receivable due from the joint venture of $10 thousand at both December 31, 2019 and 2018, which is included in other assets in the Consolidated Balance Sheets. See additional information in Note 19.

Subsequent Events	Subsequent events: The Company has evaluated potential subsequent events through the date the financial statements were issued within our Annual Report on Form 10-K.
Recent Adopted Accounting Standards

Recent Adopted Accounting Standards

In February 2016, the Financial Accounting Standards Board (“FASB”) issued guidance codified in ASC 842, Leases, which supersedes the guidance in former ASC 840, Leases, to increase transparency and comparability among organizations by requiring recognition of right-of-use assets and lease liabilities on the balance sheet and disclosure of key information about leasing arrangements (with the exception of short-term leases). In July 2018, the FASB issued Accounting Standards Update (“ASU”) 2018-11 to the existing transition guidance that allows entities to recognize a cumulative-effect adjustment to the opening balance of accumulated deficit in the period of adoption. Effective January 1, 2019, the Company adopted ASC 842 using this new transition guidance. The comparative information has not been restated and continues to be reported under the accounting standard in effect for those periods.

The Company has elected to use the package of practical expedients, which allows it to not (1) reassess whether any expired or existing contracts are considered or contain leases; (2) reassess the lease classification for any expired or existing leases; and (3) reassess the initial direct costs for any existing leases. The Company did not elect the hindsight practical expedient, which permits entities to use hindsight in determining the lease term and assessing impairment.

The most significant impact of adopting ASC 842 is related to the recognition of right-of-use assets and lease obligations for operating leases. The Company’s accounting for finance leases remains substantially unchanged. The adoption of ASC 842 had no impact on the Company’s consolidated statements of operations or total cash flows from operations.

The cumulative effect of the changes made to the Company’s consolidated January 1, 2019 balance sheet for the adoption of ASC 842 was as follows (in thousands):

	As of December 31, 2018	Adjustment for Adoption of ASC 842	As of January 1, 2019
ASSETS
Current assets of discontinuing operations	$23,250	$2,327	$25,577
Operating lease right-of-use assets	—	238	238
	$23,250	$2,565	$25,815
LIABILITIES
Current liabilities of discontinuing operations	$19,189	$2,327	$21,516
Deferred rent payable and other	154	(154)	—
Obligations under operating leases, current portion	—	204	204
Obligations under operating leases, less current portion	—	188	188
	$19,343	$2,565	$21,908

In January 2017, the FASB issued ASU 2017-04, Intangibles - Goodwill and Other (Topic 350): “Simplifying the Accounting for Goodwill Impairment,” which removes the requirement to perform a hypothetical purchase price allocation to measure goodwill impairment. A goodwill impairment will now be the amount by which a reporting unit’s carrying value exceeds its fair value, not to exceed the carrying amount of goodwill. The Company adopted this standard July 1, 2019. Because the Company adopted ASU 2017-04, the Company did not have to fair value all of its assets and liabilities to determine the amount of goodwill impairment. Instead, the Company impaired goodwill for the difference between the fair value of the Company and the book value of the Company’s stockholders’ equity.

Recent Accounting Pronouncements

Recent Accounting Pronouncements: In December 2019, the FASB issued ASU 2019-12, Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes, which simplifies the accounting for income taxes by removing certain exceptions to the general principles in Topic 740. The amendments also improve consistent application of and simplify GAAP for other areas of Topic 740 by clarifying and amending existing guidance. The standard will become effective for interim and annual periods beginning after December 15, 2020, with early adoption permitted. The Company is currently evaluating whether it will early adopt. The guidance is not expected to have a material impact on the Company’s consolidated financial statements.

Earnings (Loss) Per Share

Earnings (loss) per share: Basic earnings (loss) per share is computed by dividing net income (loss) available to common stockholders by the weighted average number of common shares assumed to be outstanding during the period of computation. Diluted earnings per share is computed similar to basic earnings per share except that the numerator is adjusted for the change in fair value of the warrant liability (only if dilutive) and the denominator is increased to include the number of dilutive potential common shares outstanding during the period using the treasury stock method. For all periods presented, all common stock equivalents outstanding were anti-dilutive.

The following table summarizes potentially dilutive adjustments to the weighted average number of common shares which were excluded from the calculation (in thousands):

	2019	2018
Common stock purchase warrants	279	336
Stock options	64	100
Restricted shares of common stock	—	1
Convertible note	—	103
Advance from NovellusDx, Ltd.	—	85
	343	625

Reclassifications	Reclassifications: Certain items in the prior year consolidated financial statements have been reclassified to conform to the current presentation.